PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Additions/ Transfers	$ 4,227,000	$ 5,139,000
Writendowns	(70,000)	(3,703,000)
Effect Of Movements In Exchange Rates	25,000	(40,000)
Beginning Balance	69,141,000	80,323,000
Ending balance	85,901,000	81,719,000
Accumulated Depletion And Depreciation, Beginning Balance	27,918,000	27,254,000
Accumulated Depletion And Depreciation, Additions / Transfers	949,000	3,379,000
Accumulated Depletion And Depreciation, Ending Balance	28,798,000	27,918,000
Accumulated Depletion And Depreciation, Writedowns	(69,000)	(2,715,000)
Net book value	57,103,000	53,801,000
Office Equipment Furniture And Fixtures [Member]
Statement [Line Items]
Additions/ Transfers	8,000	395,000
Writendowns	(5,000)	(36,000)
Effect Of Movements In Exchange Rates	1,000	(12,000)
Beginning Balance	1,191,000	844,000
Ending balance	1,195,000	1,191,000
Accumulated Depletion And Depreciation, Beginning Balance	643,000	548,000
Accumulated Depletion And Depreciation, Additions / Transfers	36,000	130,000
Accumulated Depletion And Depreciation, Ending Balance	674,000	643,000
Accumulated Depletion And Depreciation, Writedowns	(5,000)	(35,000)
Net book value	521,000	548,000
Mine Machinery And Transportation Equipment [Member]
Statement [Line Items]
Additions/ Transfers	3,369,000	417,000
Writendowns	(6,000)	(1,679,000)
Effect Of Movements In Exchange Rates	1,000	20,000
Beginning Balance	16,331,000	17,573,000
Ending balance	19,695,000	16,331,000
Accumulated Depletion And Depreciation, Additions / Transfers	46,000	1,534,000
Accumulated Depletion And Depreciation, Writedowns	(6,000)	(1,472,000)
Net book value	14,358,000	11,034,000
Accumulated Depletion And Depreciation, Beginning Balance	5,279,000	5,235,000
Accumulated Depletion And Depreciation, Ending Balance	5,337,000	5,297,000
Mill Machinery And Processing Equipment [Member]
Statement [Line Items]
Additions/ Transfers	322,000	2,994,000
Writendowns	(5,000)	(983,000)
Effect Of Movements In Exchange Rates	1,000	(21,000)
Beginning Balance	28,222,000	26,232,000
Ending balance	28,540,000	28,222,000
Accumulated Depletion And Depreciation, Beginning Balance	7,849,000	7,894,000
Accumulated Depletion And Depreciation, Additions / Transfers	515,000	549,000
Accumulated Depletion And Depreciation, Ending Balance	8,360,000	7,849,000
Accumulated Depletion And Depreciation, Writedowns	(4,000)	(594,000)
Net book value	20,180,000	20,373,000
Mining Property [Member]
Statement [Line Items]
Additions/ Transfers	324,000	870,000
Writendowns	0	0
Effect Of Movements In Exchange Rates	0	(15,000)
Beginning Balance	19,230,000	18,375,000
Ending balance	19,554,000	19,230,000
Accumulated Depletion And Depreciation, Beginning Balance	9,899,000	9,473,000
Accumulated Depletion And Depreciation, Additions / Transfers	114,000	426,000
Accumulated Depletion And Depreciation, Ending Balance	10,013,000	9,899,000
Accumulated Depletion And Depreciation, Writedowns	0	0
Net book value	9,541,000	9,331,000
Computer equipment [member]
Statement [Line Items]
Additions/ Transfers	57,000	18,000
Writendowns	(54,000)	(183,000)
Effect Of Movements In Exchange Rates	0	(1,000)
Beginning Balance	1,763,000	1,929,000
Ending balance	1,766,000	1,763,000
Accumulated Depletion And Depreciation, Beginning Balance	1,000,000	781,000
Accumulated Depletion And Depreciation, Additions / Transfers	154,000	401,000
Accumulated Depletion And Depreciation, Ending Balance	1,100,000	1,000,000
Accumulated Depletion And Depreciation, Writedowns	(54,000)	(182,000)
Net book value	666,000	763,000
Buildings and construction in process [Member]
Statement [Line Items]
Additions/ Transfers	147,000	445,000
Writendowns	0	(822,000)
Effect Of Movements In Exchange Rates	22,000	(11,000)
Beginning Balance	14,982,000	15,370,000
Ending balance	15,151,000	14,982,000
Accumulated Depletion And Depreciation, Beginning Balance	3,230,000	3,323,000
Accumulated Depletion And Depreciation, Additions / Transfers	84,000	339,000
Accumulated Depletion And Depreciation, Ending Balance	3,314,000	3,230,000
Accumulated Depletion And Depreciation, Writedowns	0	(432,000)
Net book value	$ 11,837,000	$ 11,752,000